LIBERTY ALL-STAR GROWTH AND INCOME FUND

                         Supplement to the Prospectuses
                             Dated January 15, 1999



The Fund's Prospectuses for the Liberty All-Star Growth and Income Fund (the "Fund"), are amended as follows:

Effective November 1, 1999, Wilke/Thompson Capital Management, Inc. will be replaced by TCW Funds Management, Inc. ("TCW") to provide portfolio management services. Mr. Glen E. Bickerstaff, Managing Director, U.S. Equities, will be responsible for the management of the Fund's assets assigned to TCW. Prior to joining TCW in 1998, Mr. Bickerstaff was a portfolio manager at Transamerica Investment Services.

Pursuant to the portfolio management agreement, Liberty Asset Management Company, the Fund's investment advisor, pays TCW a fee at the annual rate of 0.30% of the average daily net assets of that portion of the Fund's portfolio assigned to TCW.

In addition to TCW, the Fund's current portfolio managers are Boston Partners Asset Management, L.P., J. P. Morgan Investment Management Inc., OpCap Advisors and Westwood Management Corp.

Effective September 30, 1999, PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110-2624, became the Fund's independent auditors, replacing KPMG LLP.

Effective  April 1, 1999,  LAMCO Trust I changed its name to Liberty Funds Trust
IX.

The paragraph under the caption "Year 2000" is replaced in its entirety as follows:

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor, other service providers and the companies in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many mutual fund service providers and vendors, including the Fund's service providers, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. In addition, Year 2000 readiness is one of the factors considered by the advisor in its assessment of companies in which the Fund invests to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters.



AL-36/0861-1099 (10/99)                                      November 1, 1999

                     LIBERTY ALL-STAR GROWTH AND INCOME FUND

                Supplement to Statement of Additional Information
                             Dated January 15, 1999


The Statement of Additional Information for the Liberty All-Star Growth and Income Fund (the "Fund"), is amended as follows:

Effective November 1, 1999, Wilke/Thompson Capital Management, Inc. will be replaced by TCW Funds Management, Inc. ("TCW") to serve as one of the Fund's Portfolio Managers.

TCW is located at 865 South Figueroa Street, Los Angeles, CA 90017. TCW is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). Established in 1971, TCW Group's direct and indirect subsidiaries, including TCW, provide a variety of trust, investment management and investment advisory services. Ownership of the TCW Group lies approximately 95% with its employees and 5% with its directors. Robert A. Day, who is Chairman of the Board of Directors of TCW Group, may be deemed to be a control person of TCW by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of the TCW Group. As of September 30, 1999 TCW had over $55 billion in assets under management.

Pursuant to the portfolio management agreement, Liberty Asset Management Company ("Advisor"), pays TCW a fee at the annual rate of 0.30% of the average daily net assets of that portion of the Fund's portfolio assigned to TCW.

In addition to TCW, the Fund's current portfolio managers are Boston Partners Asset Management, L.P., J. P. Morgan Investment Management Inc., OpCap Advisors and Westwood Management Corp.

Effective September 30, 1999, PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110-2624, became the Fund's independent auditors, replacing KPMG LLP.

Effective  April 1, 1999,  LAMCO Trust I changed its name to Liberty Funds Trust
IX.

The list of trustees and officers under sub-caption "Trustees and Officers" is revised in its entirety as follows:

                                          Position
Name and Address                 Age      with the Trust     Principal Occupation During Past Five Years
----------------                 ---      --------------     -------------------------------------------
Robert J. Birnbaum               71       Trustee            Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                             Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                          New York Stock Exchange from May, 1985 to June, 1988,
                                                             President, American Stock Exchange, Inc. from 1977 to
                                                             May, 1985).

John V. Carberry*                51       Chairman of the    Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                         Board and Trustee  Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                   (investment banking) from January, 1988 to January, 1998).

James E. Grinnell                69       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 62       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer*                58       Trustee            Partner, Development Capital, LLC (venture capital)
500 Park Avenue, 5th Floor                                   (formerly Dean, College of Business and Management,
New York, NY 10022                                           University of Maryland from October, 1992 to November,
                                                             1996;  Dean,  Simon Graduate  School of Business,
                                                             University of Rochester from October, 1991 to July,
                                                             1992).


                                          Position
Name and Address                 Age      with the Trust     Principal Occupation During Past Five Years
----------------                 ---      --------------     -------------------------------------------
John J. Neuhauser                55       Trustee            Academic Vice President and Dean of Faculties Boston
84 College Road                                              College since August, 1999 (formerly Dean, Boston College
Chestnut Hill, MA 02467-3838                                 School of Management from September, 1977 to September,
                                                             1999).

Christopher S. Carabell          36       Vice President     Senior Vice President-Product Development and Marketing
Federal Reserve Plaza                                        of the Advisor since January, 1999 (formerly Vice
600 Atlantic Avenue                                          President-Investments, March, 1996 to January, 1999);
Boston, MA  02210                                            Associate Director, U.S. Equity Research, Rogers Casey &
                                                             Associates, January, 1995 to March, 1996; Director of
                                                             Investments, Boy Scouts of America, Inc., June, 1990 to
                                                             January, 1995.

J. Kevin Connaughton             34       Controller and     Controller and Chief Accounting Officer of the Liberty
One Financial Center                      Chief Accounting   Funds Group-Boston (Liberty Funds) since February, 1998;
Boston, MA  02111                         Officer            Vice President of Colonial Management Associates, Inc.
                                                             (Administrator) since February, 1998 (formerly Senior
                                                             Tax Manager, Coopers & Lybrand, LLP from April, 1996 to
                                                             January, 1998; Vice President, 440 Financial Group/First
                                                             Data Investor Services Group from March, 1994 to April,
                                                             1996).

Mark T. Haley                    35       Vice President     Vice President-Investments of the Advisor since January,
Federal Reserve Plaza                                        1999 (formerly Director of Investment Analysis from
600 Atlantic Avenue                                          December, 1996 to December, 1998; Investment Analyst from
Boston, MA  02210                                            January, 1994 to November, 1996).

Timothy J. Jacoby                46       Treasurer and      Treasurer and Chief Financial Officer of the Liberty
One Financial Center                      Chief Financial    Funds since October, 1996 (formerly Controller and Chief
Boston, MA  02111                         Officer            Accounting Officer from October, 1997 to February, 1998);
                                                             Senior Vice President of the Administrator since
                                                             September, 1996; Vice President, Chief Financial Officer
                                                             and Treasurer since December, 1998 of Liberty Funds
                                                             Group LLC (LFG) (formerly Vice President, Chief Financial
                                                             Officer and Treasurer from July, 1997 to December, 1998 of
                                                             The Colonial Group (TCG)); Senior Vice President of SR&F
                                                             since August,  1998 (formerly Senior Vice President,
                                                             Fidelity Accounting and Custody Services from September, 1993
                                                             September, 1996).

Nancy L. Conlin                  45       Secretary          Secretary of the Liberty Funds since April, 1998
One Financial Center                                         (formerly Assistant Secretary from July, 1994 to April,
Boston, MA  02111                                            1998); Director, Senior Vice President, General Counsel,
                                                             Clerk and Secretary of the Administrator since April,
                                                             1998 (formerly Vice President, Counsel, Assistant
                                                             Secretary and Assistant Clerk from July, 1994 to April,
                                                             1998); Vice President, General Counsel and Secretary of
                                                             LFG since December, 1998 (formerly Vice President,
                                                             General Counsel and Clerk of TCG from April, 1998 to
                                                             December, 1998 (formerly Assistant Clerk from July, 1994
                                                             to April, 1998).


                                          Position
Name and Address                 Age      with the Trust     Principal Occupation  During Past Five Years
----------------                 ---      --------------     --------------------------------------------
Joseph R. Palombo                46       Vice President     Vice President of the Liberty Funds since April, 1999;
One Financial Center                                         Executive Vice President and Director of the
Boston, MA  02111                                            Administrator since April, 1999; Executive Vice President
                                                             and Chief Administrative Officer of LFG since April, 1999
                                                             (formerly Chief Operating Officer, Putnam Mutual Funds
                                                             from 1994 to 1998).


William R. Parmentier, Jr.       45       President, Chief   President, Chief Executive Officer and Chief Investment
Federal Reserve Plaza                     Executive Office   Officer of the Advisor (April, 1995 to present); Chief
600 Atlantic Avenue                       and Chief          Investment Officer of Grumman Corporation, from 1979 to
Boston, MA  02210                         Investment         1994.
                                          Officer

* A Trustee who is an "interested person" (as defined in the Act) of the Trust or the Advisor.

AL-39/098I-1099                                               November 1, 1999